Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	Dec. 29, 2013	Dec. 30, 2012	Jan. 01, 2012
Property, Plant and Equipment, Net [Abstract]
Land and land improvements	$ 885	$ 793
Buildings and building equipment	10,423	10,046
Machinery and equipment	22,527	21,075
Construction in progress	3,298	2,740
Total property, plant and equipment, gross	37,133	34,654
Less accumulated depreciation	20,423	18,557
Total property, plant and equipment, net	$ 16,710	$ 16,097	$ 14,739